Income Taxes - Movement of valuation allowance of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 127,809	¥ 115,793	¥ 47,386
Additions	61,716	15,692	68,209
Increase from an acquired subsidiary			997
Reversals	(2,129)	(3,676)	(799)
Balance as of December 31,	¥ 187,396	¥ 127,809	¥ 115,793